UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2263

Waddell & Reed Advisors Retirement Shares, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Retirement Shares
September 30, 2006
COMMON STOCKS	Shares	Value

Aircraft - 1.22%
Boeing Company (The)	90,000	$7,096,500

Business Equipment and Services - 2.11%
NYSE Group, Inc.*	100,000	7,475,000
TETRA Technologies, Inc.*	200,000	4,832,000
		12,307,000
Capital Equipment - 2.25%
Caterpillar Inc.	90,000	5,922,000
Chicago Bridge & Iron Company N.V., NY Shares	300,000	7,218,000
		13,140,000
Chemicals -- Petroleum and Inorganic - 1.91%
E.I. du Pont de Nemours and Company	150,000	6,426,000
Rohm and Haas Company	100,000	4,735,000
		11,161,000
Chemicals -- Specialty - 1.14%
Air Products and Chemicals, Inc.	100,000	6,637,000

Coal - 0.90%
Evergreen Energy Inc.*	500,000	5,255,000

Communications Equipment - 3.87%
Corning Incorporated*	425,000	10,374,250
Nokia Corporation, Series A, ADR	250,000	4,922,500
QUALCOMM Incorporated	200,000	7,272,000
		22,568,750
Computers -- Peripherals - 1.12%
Adobe Systems Incorporated*	175,000	6,556,375

Consumer Electronics - 1.43%
Harman International Industries, Incorporated	100,000	8,344,000

Electrical Equipment - 1.00%
Rockwell Automation, Inc.	100,000	5,810,000

Electronic Components - 6.54%
Advanced Micro Devices, Inc.*	250,000	6,212,500
Avnet, Inc.*	250,000	4,905,000
Broadcom Corporation, Class A*	230,000	6,977,050
Maxim Integrated Products, Inc.	150,000	4,211,250
Microchip Technology Incorporated	150,000	4,862,250
Seagate Technology	175,000	4,040,750
Volterra Semiconductor Corporation*	425,000	6,904,125
		38,112,925
Electronic Instruments - 0.46%
Photon Dynamics, Inc.*	200,000	2,652,000

Farm Machinery - 0.87%
AGCO Corporation*	200,000	5,070,000

Finance Companies - 0.98%
Rio Tinto plc, ADR	30,000	5,688,900

Gold and Precious Metals - 2.32%
Barrick Gold Corporation	250,000	7,680,000
Pan American Silver Corp.*	300,000	5,857,500
		13,537,500
Health Care -- Drugs - 2.46%
Genentech, Inc.*	100,000	8,270,000
Schering-Plough Corporation	275,000	6,074,750
		14,344,750
Health Care -- General - 1.36%
Cyberonics, Inc.*	175,000	3,065,125
Johnson & Johnson	75,000	4,870,500
		7,935,625
Hospital Supply and Management - 2.39%
Stryker Corporation	125,000	6,198,750
Triad Hospitals, Inc.*	175,000	7,705,250
		13,904,000
Hotels and Gaming - 0.89%
Station Casinos, Inc.	90,000	5,204,700

Mining - 5.67%
Freeport-McMoRan Copper & Gold Inc., Class B	150,000	7,989,000
Goldcorp Inc.	350,000	8,260,000
Newmont Mining Corporation	175,000	7,481,250
Phelps Dodge Corporation	110,000	9,317,000
		33,047,250
Multiple Industry - 3.40%
Altria Group, Inc.	75,000	5,741,250
General Electric Company	250,000	8,825,000
Textron Inc.	60,000	5,250,000
		19,816,250
Petroleum -- Domestic - 2.08%
Bill Barrett Corporation*	150,000	3,684,000
Delta Petroleum Corporation*	375,000	8,437,500
		12,121,500
Petroleum -- International - 6.80%
Apache Corporation	200,000	12,640,000
EOG Resources, Inc.	110,000	7,155,500
EnCana Corporation	100,000	4,669,000
Newfield Exploration Company*	175,000	6,744,500
Ultra Petroleum Corp.*	175,000	8,419,250
		39,628,250
Petroleum -- Services - 11.21%
Baker Hughes Incorporated	120,000	8,184,000
ENSCO International Incorporated	125,000	5,478,750
GlobalSanteFe Corporation	125,000	6,248,750
Nabors Industries Ltd.*	200,000	5,950,000
Rowan Companies, Inc.	175,000	5,535,250
Schlumberger Limited	150,000	9,304,500
Smith International, Inc.	175,000	6,790,000
Transocean Inc.*	145,000	10,618,350
Valero Energy Corporation	140,000	7,205,800
		65,315,400
Railroad - 3.65%
Burlington Northern Santa Fe Corporation	125,000	9,180,000
Norfolk Southern Corporation	125,000	5,506,250
Union Pacific Corporation	75,000	6,600,000
		21,286,250
Restaurants - 1.20%
Panera Bread Company, Class A*	120,000	6,994,800

Retail -- Specialty Stores - 1.84%
Best Buy Co., Inc.	100,000	5,356,000
Chico's FAS, Inc.*	250,000	5,382,500
		10,738,500
Steel - 1.39%
Companhia Vale do Rio Doce, ADR	375,000	8,085,000

Timesharing and Software - 2.25%
Google Inc., Class A*	20,000	8,037,300
Yahoo! Inc.*	200,000	5,061,000
		13,098,300
Utilities -- Telephone - 1.43%
ALLTEL Corporation	150,000	8,325,000

TOTAL COMMON STOCKS - 76.14%		$443,782,525

(Cost: $413,948,253)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Air Transportation - 0.64%
Southwest Airlines Co.,
7.875%, 9-1-07	$3,650	3,722,511

Business Equipment and Services - 0.87%
USA Waste Services, Inc.,
7.125%, 10-1-07	5,000	5,065,070

TOTAL CORPORATE DEBT SECURITIES - 1.51%		$8,787,581

(Cost: $8,740,046)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligation - 0.69%
National Archives Facility Trust,
8.5%, 9-1-19	3,361	4,012,170

Mortgage Backed Obligations - 0.21%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
6.5%, 12-1-31	774	791,929
6.5%, 1-1-32	464	474,568
		1,266,497
Treasury Obligations - 8.54%
United States Treasury Bond,
5.375%, 2-15-31	10,000	10,800,780
United States Treasury Notes:
4.25%, 8-15-14	20,000	19,514,840
4.25%, 8-15-15	20,000	19,455,460
		49,771,080

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 9.44%		$55,049,747

(Cost: $54,608,339)

SHORT-TERM SECURITIES

Beverages - 1.44%
Concentrate Manufacturing Company of Ireland (The) (PepsiCo, Inc.),
5.29%, 10-12-06	8,400	8,386,422

Capital Equipment - 2.22%
Deere (John) Capital Corporation,
5.29%, 10-24-06	13,000	12,956,064

Finance Companies - 4.28%
Ciesco, LLC,
5.35%, 10-2-06	7,674	7,672,860
Kitty Hawk Funding Corp.,
5.26%, 10-3-06	7,267	7,264,876
Preferred Receivables Funding Corp.:
5.25%, 10-11-06	5,000	4,992,708
5.27%, 10-11-06	5,000	4,992,681
		24,923,125
Food and Related - 1.55%
General Mills, Inc.,
5.3%, 10-2-06	5,000	4,999,264
McCormick & Co. Inc.,
5.37%, 10-2-06	4,023	4,022,400
		9,021,664
Insurance -- Life - 2.57%
American General Finance Corporation,
5.25%, 10-11-06	15,000	14,978,125

Utilities -- Telephone - 0.85%
AT&T Inc.,
5.25%, 10-23-06	5,000	4,983,958

TOTAL SHORT-TERM SECURITIES - 12.91%		$75,249,358

(Cost: $75,249,358)

TOTAL INVESTMENT SECURITIES - 100.00%		$582,869,211

(Cost: $552,545,996)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Retirement Shares, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 28, 2006

By /s/Theodore W. Howard
Theodore W. Howard, Principal Financial Officer

Date: November 28, 2006